Investment Objectives and Goals - BALLAST SMALL/MID CAP ETF	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Ballast Small/Mid Cap ETF (the “Fund”) seeks to generate positive risk adjusted returns.